Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
March 31, 2023
VIPIFF2030-NPRT1-0523
1.830291.117
Domestic Equity Funds - 31.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	480,372	19,560,752
VIP Equity-Income Portfolio Investor Class (a)	679,416	15,973,074
VIP Growth & Income Portfolio Investor Class (a)	873,550	21,803,798
VIP Growth Portfolio Investor Class (a)	411,302	31,941,747
VIP Mid Cap Portfolio Investor Class (a)	152,238	5,086,261
VIP Value Portfolio Investor Class (a)	678,802	11,464,967
VIP Value Strategies Portfolio Investor Class (a)	396,836	5,714,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $84,011,247)		111,545,040

International Equity Funds - 28.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	3,342,748	34,096,034
VIP Overseas Portfolio Investor Class (a)	2,824,236	67,245,053
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,060,961)		101,341,087

Bond Funds - 39.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,962,899	27,643,848
Fidelity International Bond Index Fund (a)	1,106,426	10,002,088
Fidelity Long-Term Treasury Bond Index Fund (a)	1,819,508	19,559,706
VIP High Income Portfolio Investor Class (a)	1,310,872	5,898,923
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,145,637	78,116,656
TOTAL BOND FUNDS (Cost $150,747,070)		141,221,221

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $3,557,979)	3,557,979	3,557,979

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $328,377,257)	357,665,327
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	357,665,328

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	25,847,829	1,734,551	831,889	2,596	(54,000)	947,357	27,643,848
Fidelity International Bond Index Fund	9,549,419	483,509	280,563	-	(4,384)	254,107	10,002,088
Fidelity Long-Term Treasury Bond Index Fund	20,072,344	767,359	2,504,270	153,856	(536,548)	1,760,821	19,559,706
VIP Contrafund Portfolio Investor Class	18,169,362	526,373	646,690	181,109	(10,738)	1,522,445	19,560,752
VIP Emerging Markets Portfolio Investor Class	36,555,762	1,747,559	5,783,826	58,702	(529,946)	2,106,485	34,096,034
VIP Equity-Income Portfolio Investor Class	16,281,159	381,662	784,606	-	(525)	95,384	15,973,074
VIP Government Money Market Portfolio Investor Class 4.60%	2,406,213	3,538,560	2,386,794	23,246	-	-	3,557,979
VIP Growth & Income Portfolio Investor Class	21,068,144	926,613	1,146,533	78,452	9,551	946,023	21,803,798
VIP Growth Portfolio Investor Class	28,538,104	1,836,337	1,130,590	200,340	(10,739)	2,708,635	31,941,747
VIP High Income Portfolio Investor Class	5,653,892	249,072	156,925	3,942	(13,351)	166,235	5,898,923
VIP Investment Grade Bond II Portfolio - Investor Class	70,286,958	6,880,144	1,338,995	31,039	(3,974)	2,292,523	78,116,656
VIP Mid Cap Portfolio Investor Class	5,080,854	120,928	279,777	12,092	12,630	151,626	5,086,261
VIP Overseas Portfolio Investor Class	63,799,594	1,421,221	4,456,962	-	(524,319)	7,005,519	67,245,053
VIP Value Portfolio Investor Class	11,746,451	243,037	699,731	-	85,148	90,062	11,464,967
VIP Value Strategies Portfolio Investor Class	5,818,724	178,471	375,567	14,201	35,419	57,394	5,714,441
	340,874,809	21,035,396	22,803,718	759,575	(1,545,776)	20,104,616	357,665,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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